Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Reconciliation of income tax expense
In millions	Year ended December 31,	2015	2014	2013
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate		$731	$654	$538
Income tax expense (recovery) resulting from:
Provincial and foreign taxes (1)		550	531	423
Deferred income tax adjustments due to rate enactments (2)		42	-	24
Gain on disposals (3)		(11)	(19)	(9)
Other (4)		24	27	1
Income tax expense		$1,336	$1,193	$977
Cash payments for income taxes		$725	$722	$890

(1)	Includes mainly the impact of Canadian provincial taxes and U.S. federal and state taxes.
(2)	Includes the net income tax expense resulting from the enactment of provincial corporate tax rates.
(3)	Relates to the permanent differences arising from lower capital gain tax rates on the gain on disposal of the Company’s properties in Canada.
(4)	Includes adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.

Tax information on a domestic and foreign basis

The following table provides tax information on a domestic and foreign basis

In millions	Year ended December 31,	2015	2014	2013
Income before income taxes
Domestic		$3,437	$3,042	$2,445
Foreign		1,437	1,318	1,144
Total income before income taxes		$4,874	$4,360	$3,589
Current income tax expense
Domestic		$640	$522	$404
Foreign		96	255	242
Total current income tax expense		$736	$777	$646
Deferred income tax expense
Domestic		$328	$271	$279
Foreign		272	145	52
Total deferred income tax expense		$600	$416	$331

Significant components of deferred income tax assets and liabilities

The following table provides the significant components of deferred income tax assets and liabilities:

In millions	December 31,	2015	2014
Deferred income tax assets
Pension liability		$147	$120
Personal injury and legal claims		64	60
Environmental and other reserves		179	173
Other postretirement benefits liability		82	80
Unrealized foreign exchange losses		124	-
Net operating losses and tax credit carryforwards (1)		26	20
Total deferred income tax assets		$622	$453
Deferred income tax liabilities
Properties		$8,303	$6,946
Pension asset		348	232
Unrealized foreign exchange gains (2)		-	68
Other (2)		76	41
Total deferred income tax liabilities		$8,727	$7,287
Total net deferred income tax liability		$8,105	$6,834
Total net deferred income tax liability
Domestic		$3,074	$2,841
Foreign		5,031	3,993
Total net deferred income tax liability		$8,105	$6,834

(1)	Net operating losses and tax credit carryforwards will expire between the years 2018 and 2035.
(2)	Certain 2014 balances have been reclassified to conform with the 2015 presentation.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions

The following table provides a reconciliation of unrecognized tax benefits on the Company’s domestic and foreign tax positions:

In millions	Year ended December 31,	2015	2014	2013
Gross unrecognized tax benefits at beginning of year		$35	$30	$36
Increases for:
Tax positions related to the current year		4	3	2
Tax positions related to prior years		8	3	4
Decreases for:
Tax positions related to prior years		-	-	(4)
Settlements		(14)	-	(8)
Lapse of the applicable statute of limitations		(6)	(1)	-
Gross unrecognized tax benefits at end of year		$27	$35	$30
Adjustments to reflect tax treaties and other arrangements		(8)	(6)	(5)
Net unrecognized tax benefits at end of year		$19	$29	$25